Leases	12 Months Ended
Mar. 31, 2025
Lessee Disclosure [Abstract]
Leases
6.
Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,802	10,752	10,431
Variable lease cost	672	655	621
Total operating lease cost	11,474	11,407	11,052

For the years ended March 31, 2023, 2024 and 2025, cash payments for operating leases amounted to RMB8,050 million, RMB10,452 million and RMB7,637 million, respectively. For the years ended March 31, 2024 and 2025, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB7,969 million and RMB6,171 million, respectively.

As of March 31, 2024 and 2025, the Company’s operating leases had a weighted average remaining lease term of 9.2 years and 7.4 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 4.7% and 4.6%, respectively. Future lease payments under operating leases as of March 31, 2025 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2026	4,876
2027	3,654
2028	2,917
2029	2,451
2030	1,863
Thereafter	6,676
22,437
Less: imputed interest	(5,030)
Total operating lease liabilities (Note 19)	17,407